UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

A N N U A L   R E P O R T

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

June 30, 2014

Eventide Asset Management, LLC

60 State Street

Suite 700

Boston, MA 02109

1-877-771-3836

E V E N T I D E F U N D S Annual Report 30 June 2014

F U N D  M A N A G E R S ’  L E T T E R

Dear valued shareholders:

We are pleased to have been able to serve our investors over the past year. The Eventide Gilead Fund (“Gilead”)’s Class N shares completed the fiscal year on June 30th with a one-year return of 34.92% compared to 24.61% for the S&P 500 and 26.04% for Russell Mid-Cap Growth Total Return Index, an outperformance of 10.31% and 8.88% respectively. The Eventide Healthcare & Life Sciences Fund (“EHLS”)’s Class A shares completed the year with a 40.22% return compared to 24.61% for the S&P 500 and 29.32% for its relevant index during the same period, an outperformance of 15.61% and 10.90% respectively. The index that we have selected for EHLS is a blended index composed of equal parts of the S&P 400 Healthcare Index and the S&P 600 Healthcare Index. For the year, the R-squared of Gilead was 62.55 and the R-squared of EHLS was 41.39, compared with the S&P 500.

Over the past year, we’ve been pleased to receive some significant outside recognition for performance. The Eventide Gilead Fund Class I (ETILX) was awarded the prestigious 2014 Lipper Fund Award for “Best Mid- Cap Growth Fund” for the three-year period, out of 336 eligible funds (2014 awards are for time periods ended November 30, 2013). The Lipper Fund Award honors the top mutual fund in each fund classification on the basis of both risk-adjusted returns and the consistency of performance over the period. Additionally, the Eventide Gilead Fund Class N(ETGLX) was named “Category King” by the Wall Street Journal for the one-year period ending June 30, 2014. The Category King award recognizes the top 10 funds in each equity category for one-year total return. The Eventide Gilead Fund ranked #1 in the Mid- Cap Growth category out of 388 funds.

From mid-2013 to mid-2014, the best individual performer for both funds was NPS Pharmaceuticals (NAS-DAQ: NPSP), which was up on investor confidence that two of the company’s drugs, Gattex and Natpara, are potential blockbusters. Gattex is an approved treatment for short bowel syndrome, a malabsorption disease that affects tens of thousands of patients worldwide. Natpara is a promising therapy nearing final approval as a treatment for hypoparathyroidism, a disease responsible for calcium and phosphorus deficiencies in hundreds of thousands of patients worldwide. As of June 30, 2014, NPSP was 0.85% of Gilead net assets and 1.07% of EHLS net assets. This year our Funds also had excellent results with angioedema treatment-developer Dyax Corp. (NASDAQ: DYAX; 1.36% of Gilead net assets and 2.47% of EHLS net assets*), cybersecurity firm Palo Alto Networks (NASDAQ: PANW; 2.38% of Gilead net assets*), cancer researchers Agios Pharmaceutical (NASDAQ: AGIO; 2.50% of Gilead net assets and 3.66% of EHLS net assets*) and biotech generalists Ligand Pharmaceutical (NASDAQ: LGND; 1.00% of Gilead net assets and 1.76% of EHLS net assets*).

Gilead’s worst performer for 2013-2014 was Coronado Biosciences (NASDAQ: CNDO; 0.00% of net assets*), which lost 80% over the year after reporting disappointing results for separate studies attempting to treat Crohn’s disease and autism with whipworm eggs. EHLS registered its largest loss with Endocyte (NASDAQ: ECYT; 0.00% of net assets*), whose stock lost half its value primarily due to a failed clinical trial in ovarian cancer.

We continue to study the macro-economic environment to determine how to best position both of the portfolios. All told, we remain positive about the state of the market. The Conference Board’s survey of leading economic indicators suggests that the market’s post-2009 upturn shows no signs of abating or flattening out (Figure 1). Other market-wide indicators, ranging from average Price-to-Earnings ratios to Price-to-Cash-Flow numbers suggest that the market remains basically in line with historical averages for stock valuation. Despite this data, though, investor sentiment remains bearish—which means that many stocks may be significantly underpriced. In conjunction with the indicators, this sentiment suggests that we’re still in a phase in the market cycle where investors who are diligent stock pickers can find plenty of opportunities to do well.

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E V E N T I D E F U N D S Annual Report 30 June 2014

Figure 1: Leading Economic Indicators	1999–2014

Latest LEI through March 2009; Latest CEI through June 2009
Shaded areas represent recessions as determined by the NBER Business Cycle Dating Committee	Source: The Conference Board

Although there are several areas of legitimate concern in the current economy, we see possible upsides in several of them. Over the past few years, housing has been a major weak component in the leading economic indicators. The weakness, though, has meant that average U.S. mortgage payments, as a percentage of homeowner income, are about a third lower than their post-1970s average. This gap offers greater leeway for the housing market to move out of its downturn, and can provide homeowners with a potential wealth effect that may increase the pace of growth of the rest of the economy.

Similarly, corporations continue to be stockpiling enormous cash balances, caused by record profits mixed with weak demand and uncertainty about future fiscal policies. Some companies are using these reserves to fund mergers and acquisitions or share buybacks, but we believe that the majority of these reserves will eventually be spent in the real economy, to buy new software, build new factories and upgrade equipment.

The latest U.S. jobs numbers, though they reveal difficulty for the long-term unemployed, nonetheless reveal a steady decrease in total unemployment since the end of the 2008-2009 recession. Looking towards the future, our larger concern is less about there being not enough jobs than about the prospect of not enough workers. Demographics are a long-term driver of the economy, but many of the leading developed economies have been undergoing a slow-motion demographic erosion. The U.S., thanks in large part to recent immigrants, is still doing relatively well, with 26% of its population under 20 years old. But powerhouse economies like Germany and Japan have as few as 18% under 20, which adds uncertainty to their long-term prospects.

As we consider the sectors we tend to focus on at Eventide, the one that has shown some of the most volatility in recent months is the one we believe has the greatest potential both for profits and for benefit to society—the biotech sector. In the first two quarters of 2014 we saw a significant drop, followed by a slow comeback for the sector. Two of the main drivers of this movement were a pair of news stories that touched on the industry and made investors much more skittish. The first of these was a controversy over the pricing of Sovaldi, a breakthrough treatment for hepatitis C that costs more than $1,000 per pill. Although the price

3

E V E N T I D E F U N D S Annual Report 30 June 2014

seemed understandably shocking to the general public, Sovaldi actually costs slightly less than the course of treatment it replaces, while delivering a much higher cure rate with fewer side effects. Rising healthcare costs are a genuine concern for the larger economy, but the ground-breaking treatments being developed by the types of biotech companies we invest in have a real potential to lower costs to the total system. Because of that, we believe that proper incentives remain in place to price the majority of new treatments in line with the value and efficacy they provide for both patients and providers.

The second shadow cast over biotech in 2014 came from statements made in July by Federal Reserve chair Janet Yellen, suggesting that she viewed valuations in the social media and biotech sectors to be “substantially stretched.” Despite the dip in stock prices after Yellen’s comments, we find that the sector’s fundamentals don’t support such pessimism. For the biotech sector, traditional metrics such as the Price- to-Earnings ratios (and the related PEG ratio) remain at or slightly below 10-year averages, and suggest that the sector is significantly less overvalued than the S&P 500 as a whole. While individual biotech companies may indeed be overvalued (as is the case with any sector), we see no reason to believe that overvaluation is endemic in the sector.

In summary, while we are cautiously optimistic that the market still has upside potential in the current bull market, we continue to stress the importance of disciplined and thoughtful investing. Since our founding, Eventide has sought to invest in companies that operate with integrity and excel at creating value in the broadest sense. In so doing we enlarge the capacity of these businesses to create still more value for share-holders, but also for the businesses’ customers, employees and neighbors. Unlike other funds that use ethical standards to merely filter out unethical companies, we believe that “first, do no harm” is only the beginning of fruitful ethical investing. We strive to identify and invest profitably in companies that are producing products and services that add to the common good.

As always, we are grateful for your trust,

Finny Kuruvilla & David Barksdale

Eventide Gilead Fund Returns
		3 year	5 year	Since inception
		annualized	annualized	(07/08/2008)
	1 year return	return	return	annualized return
Eventide Gilead Fund Class N	34.92%	22.69%	22.72%	18.08%
Russell Mid-Cap Growth	26.04%	14.54%	21.16%	11.11%
Total Return Index
S&P 500 Total Return Index	24.61%	16.58%	18.83%	9.88%

Eventide Healthcare & Life Sciences Fund Returns
		Since inception
		(12/27/2012)
	1 year return	annualized return
Eventide Healthcare &	40.22%	44.97%
Life Sciences Fund Class A
Healthcare Blended Index	29.32%	36.78%
S&P 500 Total Return Index	24.61%	26.59%
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E V E N T I D E F U N D S Annual Report 30 June 2014

*	Holdings as of June 30, 2014, are subject to change, and should not be considered investment advice..

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Funds’ prospectus for more information regarding the Funds’ fees and expenses. Eventide Gilead Fund performance shown is for Class N shares and the Eventide Healthcare & Life Sciences Fund performance shown is for Class A shares (please see a prospectus for information about other share classes. For performance information current to the most recent month-end, please call toll-free 877-771-EVEN (3836). The Funds offer Class A shares, which have a maximum sales charge (load) imposed on purchases (as a % of offering price) of 5.75%.

Eventide Gilead Fund expenses: Gross Expenses 1.75%; Net Expenses 1.64%. Eventide Healthcare & Life Sciences Fund expenses: Gross Expenses 9.51%; Net Expenses 1.64%. The advisor has agreed to maintain total annual operating expenses (excluding certain fees and expenses) at 1.42% for the Eventide Gilead Fund and 1.43% for the Eventide Healthcare & Life Sciences Fund, at least until October 31, 2014.

The S&P 500 is an index created by Standard & Poor’s Corp considered to represent the performance of the stock market generally. The Russell Midcap Growth Index measures the performance of the U.S. equity mid-cap growth segment. It includes mid-cap companies with higher price-to-book ratios and forecasted growth. The Healthcare Blended Index is composed of equal parts of the S&P 400 Healthcare Index and S&P 600 Healthcare Index. Past performance is no guarantee of future results and index performance is not indicative of the performance of any Eventide Fund. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

R-Squared is the square of the correlation of the daily log returns of the Funds’ Class N shares and the S&P 500 index.

Lipper Fund Awards are not intended to constitute investment advice. Rather, you should use the awards for informational purposes only. Lipper Fund Awards are given to the highest Lipper Leader for Consistent Return for each Lipper Fund Classification for 3-, 5-, and 10-yr periods. 2014 awards are for time periods ended November 30, 2013. For additional details on Lipper Fund Award and Lipper Leader methodology, visit www.lipperweb.com.

Wall Street Journal rankings are not intended to constitute investment advice. Rather, you should use the rankings for informational purposes only. The Eventide Gilead Fund ranked #1 out of 388 Mid-Cap Growth funds (Lipper data) for the 1-yr period ending June 30, 2014, based on total returns; #4 out of 347 Mid-Cap Growth funds (Lipper data) for the 3-yr period based on total returns; and #21 out of 313 Mid- Cap Growth funds (Lipper data) for the 5-yr period based on total returns.

Mutual Funds involve risk including the possible loss of principal. The Eventide Funds can invest in smaller-sized companies which may experience higher failure rates than larger companies and they normally have a lower trading volume than larger companies. The Funds’ ethical values screening criteria could cause it to underperform similar funds that do not have such screening criteria. The Funds can have risk associated with the biotechnology and pharmaceutical industry in which these companies may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the U.S. Food and Drug Administration. The Funds can have risk related to option investing. There are special risks associated with investments in foreign companies including exposure to currency fluctuations, less efficient trading markets, political instability and differing auditing and legal standards. The Funds can have risk associated with a higher portfolio turnover, which could result in higher transactional costs. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

An investor should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about Eventide Funds can be found in the Funds’ prospectus. Please read the prospectus carefully before investing. To obtain a current prospectus please call the fund, toll free at 877-771- EVEN (3836) or visit www.eventidefunds.com. Eventide Funds are distributed by Northern Lights Distributors, LLC, member FINRA, which is not affiliated with Eventide Asset Management, LLC. visit www.eventidefunds.com. Eventide Funds are distributed by Northern Lights Distributors, LLC, member FINRA, which is not affiliated with Eventide Asset Management, LLC.

4302-NLD-8/13/2014

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  G I L E A D  F U N D

Portfolio Review (Unaudited) June 30, 2014

The Fund’s performance figures* for each of the periods ended June 30, 2014, compared to its benchmark:

	1 Year Return	3 Year Return	5 Year Return	Since Inception
Class N [a]	34.92%	20.69%	22.72%	18.08%
Class A without load [b]	34.87%	20.62%	N/A	24.36%
Class A with 5.75% load [b]	27.15%	18.25%	N/A	22.80%
Class C [b]	33.72%	19.68%	N/A	23.39%
Class I [c]	35.18%	20.92%	N/A	21.35%
S&P 500 Total Return Index d, **	24.61%	16.58%	18.83%	9.88%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2014, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of other investment companies in which the Fund may invest, sales charges, dividend expenses on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.42% for the Eventide Gilead Fund’s Class N, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 1.75%, 1.80%, 2.55%, and 1.55% for the Eventide Gilead Fund’s Class N, Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

a.	Class N commenced operations on July 8, 2008.

b.	Class A and Class C commenced operations on October 28, 2009.

c.	Class I commenced operations on February 2, 2010.

d.	Since inception return assumes inception date of July 8, 2008.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Biotechnology	12.0%
Pharmaceuticals	11.3%
Auto Parts & Equipment	10.6%
Software	7.3%
Semiconductors	6.6%
Chemicals	5.0%
Commercial Services	4.9%
Oil & Gas	3.6%
Electric	2.9%
Real Estate Investment Trusts (REITs)	2.8%
Other / Cash & Cash Equivalents	33.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  H E A LT H C A R E  &  L I F E  S C I E N C E S  F U N D

Portfolio Review (Unaudited) June 30, 2014

The Fund’s performance figures* for each of the periods ended June 30, 2014, compared to its benchmark:

	1 Year Return	Since Inception [a]
Class N	40.24%	45.14%
Class A without load	40.22%	44.97%
Class A with 5.75% load	32.18%	39.39%
Class C	39.15%	43.93%
Class I	40.56%	45.36%
S&P 500 Health Care Sector Total Return Index**	30.09%	34.71%
Eventide Healthcare & Life Sciences Blend Index***	29.32%	36.78%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2014, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, sales charges, dividend expenses on securities sold short, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.43% for the Eventide Healthcare & Life Sciences Fund’s Class N, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund’s total annual operating expenses would have been 9.51%, 9.56%, 10.31%, and 9.31% for the Eventide Healthcare & Life Sciences Fund’s Class N, Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Health Care Sector Total Return Index is designed to measure the performance of the GICS health care sector. Each stock in the Index is a member of the S&P 500.

***	The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.

a.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Biotechnology	42.8%
Pharmaceuticals	34.4%
Healthcare-Products	7.4%
Software	3.5%
Electronics	1.1%
Energy - Alternate Sources	1.1%
Commercial Services	1.0%
Other / Cash & Cash Equivalents	8.7%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E G I L E A D F U N D
Portfolio of Investments June 30, 2014

Shares		Value
	COMMON STOCK - 84.3%
	AUTO MANUFACTURERS - 0.9%
26,300	Tesla Motors Inc.*	$6,313,578

	AUTO PARTS & EQUIPMENT - 10.6%
125,600	BorgWarner, Inc.	8,187,864
7,142,857	Car Charging Group Inc.* ^ +	4,999,436
160,900	Lear Corp.	14,371,588
149,700	Magna International, Inc.	16,130,175
198,400	TRW Automotive Holdings Corp.*	17,760,768
147,100	WABCO Holdings, Inc.*	15,713,222
		77,163,053
	BIOTECHNOLOGY - 12.0%
95,000	Applied Genetic Technologies Corp.*	2,194,500
164,000	Celgene Corp.*	14,084,320
228,800	Celldex Therapeutics, Inc.*	3,734,016
620,100	Five Prime Therapeutics, Inc.*	9,642,555
116,200	Ligand Pharmaceuticals, Inc.*	7,238,098
93,000	MacroGenics, Inc.*	2,020,890
233,800	Medivation, Inc.*	18,021,304
181,800	NewLink Genetics Corp.*	4,826,790
1,449,700	Novavax, Inc.*	6,697,614
185,500	NPS Pharmaceuticals, Inc.*	6,130,775
384,200	Sangamo Biosciences, Inc.*	5,866,734
435,500	Stemline Therapeutics, Inc.*	6,388,785
		86,846,381
	CHEMICALS - 5.0%
113,900	LyondellBasell Industries NV	11,122,335
201,300	Methanex Corp.	12,436,314
170,400	Rockwood Holdings, Inc.	12,948,696
		36,507,345
	COMMERCIAL SERVICES - 4.9%
315,600	Franklin Covey Co.*	6,353,028
212,600	KAR Auction Services, Inc.	6,775,562
255,200	Macquarie Infrastructure Co. LLC	15,916,824
182,800	Quanta Services, Inc.*	6,321,224
		35,366,638
	COMPUTERS - 1.8%
147,100	Synaptics, Inc.*	13,333,144

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E G I L E A D F U N D
Portfolio of Investments June 30, 2014

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
399,600	Aircastle, Ltd.	$7,100,892
	ELECTRIC - 2.9%
477,100	Calpine Corp.*	11,359,751
253,400	NRG Energy, Inc.	9,426,480
		20,786,231
	ENERGY-ALTERNATE SOURCES - 1.3%
89,000	SolarCity Corp.*	6,283,400
275,400	Solazyme, Inc.*	3,244,212
		9,527,612
	ENGINEERING & CONSTRUCTION - 1.8%
193,800	Chicago Bridge & Iron Co. NV	13,217,160
	FOOD - 1.6%
834,600	SunOpta, Inc.*	$11,751,168
	FOREST PRODUCTS & PAPER - 1.5%
258,600	Domtar Corp.	11,081,010
	MACHINERY - CONSTRUCTION & MINING - 1.7%
303,500	Terex Corp.	12,473,850
	MACHINERY - DIVERSIFIED - 2.2%
100,000	Cognex Corp.*	3,840,000
144,700	Wabtec Corp./DE	11,950,773
		15,790,773
	OIL & GAS - 3.6%
144,800	EOG Resources, Inc.	16,921,328
229,500	Seadrill, Ltd.	9,168,525
		26,089,853
	OIL & GAS SERVICES - 1.1%
103,900	Oceaneering International, Inc.	8,117,707

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E G I L E A D F U N D
Portfolio of Investments June 30, 2014

Shares		Value
	PHARMACEUTICALS - 11.3%
245,700	AbbVie, Inc.	$13,867,308
341,100	ACADIA Pharmaceuticals, Inc.*	7,705,449
395,900	Agios Pharmaceuticals, Inc.*	18,140,138
80,000	Akebia Therapeutics, Inc.*	2,223,200
312,000	Chimerix, Inc.*	6,845,280
1,027,400	Dyax Corp.*	9,863,040
71,400	Pharmacyclics, Inc.*	6,405,294
293,000	Portola Pharmaceuticals, Inc.*	8,549,740
220,100	Sarepta Therapeutics, Inc.*	6,556,779
151,000	Tetraphase Pharmaceuticals, Inc.*	2,036,990
		82,193,218
	RETAIL - 1.6%
242,400	Lowe’s Cos., Inc.	11,632,776
	SEMICONDUCTORS - 6.6%
93,800	ASML Holding NV	8,748,726
634,200	Inphi Corp.*	9,310,056
292,600	Linear Technology Corp.	13,772,682
729,100	SunEdison, Inc.*	16,477,660
		48,309,124
	SOFTWARE - 7.3%
128,500	Aspen Technology, Inc.*	5,962,400
193,300	inContact, Inc.*	1,776,427
184,200	Interactive Intelligence Group, Inc.*	10,339,146
267,600	Red Hat, Inc.*	14,790,252
150,100	Tableau Software, Inc.*	10,706,633
97,800	VMware, Inc.*	9,468,018
		53,042,876
	TELECOMMUNICATIONS - 2.4%
205,600	Palo Alto Networks, Inc.*	$17,239,560
	TRANSPORTATION - 1.2%
360,200	Costamare, Inc.	8,399,864
	TOTAL COMMON STOCK (Cost $529,581,975)	612,283,813

	WARRANTS - 0.0%
7,142,857	Car Charging Group Inc.* + (Cost $0)	—

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E G I L E A D F U N D
Portfolio of Investments June 30, 2014

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.8%
393,800	Columbia Property Trust, Inc.	$10,242,738
130,700	Crown Castle International Corp.	9,705,782
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $19,359,127)	19,948,520

Par Value

	CORPORATE BONDS - 0.0%
$120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS (Cost $264,471)	265,000

Shares
	SHORT-TERM INVESTMENTS - 13.2%
95,889,875	Fidelity Institutional Money Market Fund - Institutional Class, 0.09%**
	(Cost $95,889,875)	95,889,875

	TOTAL INVESTMENTS - 100.3% (Cost $645,095,448) [a]	728,387,208
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %	(2,225,740)
	TOTAL NET ASSETS - 100.0%	726,161,468

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on June 30, 2014.

^	Unregistered shares of an illiquid and restricted security

+	Fair valued security. As of June 30, 2014 fair valued securities had a market value of $4,999,436 and represented 0.7% of Total Net Assets.

a.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $646,569,627 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$98,716,593
Unrealized depreciation	(16,899,012)
Net unrealized appreciation	81,817,581

See accompanying notes to financial statements.

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E H E A LT H C A R E & L I F E S C I E N C E S F U N D
Portfolio of Investments June 30, 2014

Shares		Value
	COMMON STOCK - 91.3%
	BIOTECHNOLOGY - 42.8%
62,100	Acceleron Pharma, Inc.*	$2,109,537
20,000	Aegerion Pharmaceuticals, Inc.*	641,800
151,100	Ambit Biosciences Corp.*	1,044,101
110,500	Applied Genetic Technologies Corp.*	2,552,550
30,200	BioMarin Pharmacautical, Inc.*	1,878,742
76,900	Bluebird Bio, Inc.*	2,966,033
26,000	Celgene Corp.*	2,232,880
59,900	Celldex Therapeutics, Inc.*	977,568
29,000	Cubist Pharmaceuticals, Inc.*	2,024,780
63,700	Dicerna Pharmacauticals, Inc.*	1,437,709
153,500	Five Prime Therapeutics, Inc.*	2,386,925
88,600	Insmed, Inc.*	1,770,228
30,000	Karyopharm Therapeutics, Inc.*	1,396,500
33,500	Ligand Pharmaceuticals, Inc.*	2,086,715
71,800	MacroGenics, Inc.*	1,560,214
201,600	MEI Pharma, Inc.*	1,278,144
41,500	Medivation, Inc.*	3,198,820
33,900	NewLink Genetics Corp.*	900,045
459,000	Novavax, Inc.*	2,120,580
38,400	NPS Pharmaceuticals, Inc.*	1,269,120
52,800	OncoMed Pharmaceuticals, Inc.*	1,230,240
99,400	Repligen Corp.*	2,265,326
98,300	Sangamo Biosciences, Inc.*	1,501,041
124,300	Stemline Therapeutics, Inc.*	1,823,481
91,800	Sunesis Pharmaceuticals, Inc.*	598,536
52,600	Ultragenyx Pharmaceutical, Inc.*	2,361,214
154,700	Veracyte, Inc.*	2,648,464
20,900	Verastem, Inc.*	189,354
50,000	Versartis, Inc.*	1,402,000
177,200	XOMA Corp.*	813,348
		50,665,995
	COMMERCIAL SERVICES - 1.0%
80,000	Arrowhead Research Corp.*	1,144,800
	ELECTRONICS - 1.1%
14,800	FEI Co.	1,342,804
	ENERGY-ALTERNATE SOURCES - 1.1%
109,000	Solazyme, Inc.*	1,284,020

See accompanying notes to financial statements.

12

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E H E A LT H C A R E & L I F E S C I E N C E S F U N D
Portfolio of Investments June 30, 2014

Shares		Value
	HEALTHCARE-PRODUCTS - 7.4%
152,300	AtriCure, Inc.*	$2,799,274
73,900	Bruker Corp.*	1,793,553
52,700	Cardiovascular Systems, Inc.*	1,642,132
75,000	Natus Medical, Inc.*	1,885,500
5,800	Teleflex, Inc.	612,480
		8,732,939
	PHARMACEUTICALS - 34.4%
47,000	AbbVie, Inc.	$2,652,680
82,100	ACADIA Pharmaceuticals, Inc.*	1,854,639
139,400	AcelRx Pharmaceuticals, Inc.*	1,428,850
94,600	Agios Pharmaceuticals, Inc.*	4,334,572
86,200	Akebia Therapeutics, Inc.*	2,395,498
153,800	Cempra, Inc.*	1,650,274
106,600	Chimerix, Inc.*	2,338,804
303,000	Dyax Corp.*	2,908,800
25,000	GW Pharmaceuticals PLC*	2,682,250
76,300	Hyperion Therapeutics, Inc.*	1,991,430
96,600	Neurocrine Biosciences, Inc.*	1,433,544
13,300	Pacira Pharmaceuticals, Inc.*	1,221,738
11,200	Pharmacyclics, Inc.*	1,004,752
79,400	Portola Pharmaceuticals, Inc.*	2,316,892
40,400	Raptor Pharmaceutical Corp.*	466,620
21,800	Salix Pharmaceuticals, Ltd.*	2,689,030
39,000	Sarepta Therapeutics, Inc.*	1,161,810
240,600	Supernus Pharmaceuticals, Inc.*	2,634,570
149,900	Tetraphase Pharmaceuticals, Inc.*	2,022,151
135,000	TG Therapeutics, Inc.*	1,267,650
21,466	uniQure B.V.*	291,723
		40,748,277
	SOFTWARE - 3.5%
11,100	athenahealth, Inc.*	1,388,943
38,900	Cerner Corp.*	2,006,462
18,900	Medidata Solutions, Inc.*	809,109
		4,204,514
	TOTAL COMMON STOCK (Cost $97,879,470)	108,123,349

See accompanying notes to financial statements.

13

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E H E A LT H C A R E & L I F E S C I E N C E S F U N D
Portfolio of Investments June 30, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 10.1%
11,947,504	Fidelity Institutional Money Market Fund - Institutional Class, 0.09%**
	(Cost $11,947,504)	$11,947,504

	TOTAL INVESTMENTS - 101.4% (Cost $109,826,974) [a]	120,070,853
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4) %	(1,684,216)
	TOTAL NET ASSETS - 100.0%	118,386,637

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on June 30, 2014.

a.	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $110,047,137 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation	$14,914,398
Unrealized depreciation	(4,890,682)
Net unrealized appreciation	10,023,716

See accompanying notes to financial statements.

14

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E F U N D S
Statement of Assets and Liabilities June 30, 2014

	Eventide Gilead Fund	Eventide Healthcare & Life Sciences Fund
ASSETS
Investment securities:
At cost	$645,095,448	$109,826,974
At value	728,387,208	120,070,853
Cash	42,776	—
Receivable for securities sold	4,344,528	1,379,137
Receivable for Fund shares sold	2,410,981	237,021
Dividends and interest receivable	157,387	512
Other Receivable	217,857	—
Prepaid expenses and other assets	78,169	50,958
Total assets	735,638,906	121,738,481

LIABILITIES
Payable for investments purchased	8,022,206	3,117,445
Management fees payable	574,595	97,986
Distribution (12b-1) fees payable	81,711	19,436
Payable for Fund shares repurchased	583,211	78,889
Fees payable to other related parties	171,378	14,508
Accrued expenses and other liabilities	44,337	23,580
Total liabilities	9,477,438	3,351,844
NET ASSETS	726,161,468	118,386,637

Composition of Net Assets:
Paid in capital	644,768,826	112,199,582
Accumulated net investment loss	(895,741)	(696,111)
Accumulated net realized loss from security transactions	(1,003,377)	(3,360,713)
Net unrealized appreciation on investments	83,291,760	10,243,879
NET ASSETS	726,161,468	118,386,637

See accompanying notes to financial statements.

15

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E F U N D S
Statement of Assets and Liabilities June 30, 2014

		Eventide Healthcare &
	Eventide Gilead Fund	Life Sciences Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$290,591,455	$15,645,705
Shares of beneficial interest outstanding [a]	11,746,566	892,500
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share.	$24.74	$17.53

Class A Shares:
Net Assets	263,436,030	64,239,408
Shares of beneficial interest outstanding [a]	10,667,686	3,671,243
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share [b]	24.69	17.50

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	26.20	18.57

Class C Shares:
Net Assets	54,890,678	12,200,733
Shares of beneficial interest outstanding [a]	2,308,780	704,816
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	23.77	17.31

Class I Shares:
Net Assets	117,243,305	26,300,791
Shares of beneficial interest outstanding [a]	4,699,218	1,496,777
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	24.95	17.57

a.	Unlimited number of shares of beneficial interest authorized, no par value.

b.	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

16

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E F U N D S
Statements of Operations June 30, 2014

		Eventide Healthcare &
	Eventide Gilead Fund	Life Sciences Fund
INVESTMENT INCOME
Dividends	$3,823,980	$50,110
Interest	41,512	3,704
Foreign dividend withholding taxes	(53,843)	—
Other Income [a]	217,857	—
Total investment income	4,029,506	53,814

EXPENSES
Management fees	3,700,701	584,429
Distribution (12b-1) fees:
Class N	334,413	15,476
Class A	330,095	72,881
Class C	264,399	51,308
Administrative fees	406,157	42,547
MFund service fees	204,472	51,967
Non 12b-1 shareholder servicing fees	83,400	24,405
Printing and postage expenses	61,557	11,821
Registration fees	48,899	36,330
Custodian fees	30,598	7,136
Professional fees	22,925	19,586
Insurance expense	13,581	1,825
Transfer agent fees	11,850	7,555
Compliance officer fees	6,834	6,730
Trustees fees and expenses	6,722	4,712
Other expenses	1,591	2,391
Total expenses	5,528,194	941,099

Less: Fees waived by the Manager	—	(36,266)
Plus: Recapture of fees previously waived	244,999	—
Net expenses	5,773,193	904,833

NET INVESTMENT LOSS	(1,743,687)	(851,019)

See accompanying notes to financial statements.

17

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E F U N D S
Statements of Operations June 30, 2014

		Eventide Healthcare &
	Eventide Gilead Fund	Life Sciences Fund
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	$408,067	$(3,231,023)
Net change in unrealized appreciation on: Investments	69,291,895	9,737,814

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	69,699,962	6,506,791
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	67,956,275	5,655,772

a.	See note 6 to the financial statements.

See accompanying notes to financial statements.

18

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E G I L E A D F U N D
Statements of Changes in Net Assets June 30, 2014

	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
FROM OPERATIONS
Net investment loss	$(1,743,687)	$(296,211)
Net realized gain from investments	408,067	1,665,839
Net change in unrealized appreciation on investments	69,291,895	11,741,579
Net increase in net assets resulting from operations	67,956,275	13,111,207

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class N	(1,038,240)	—
Class A	(793,735)	—
Class C	(173,114)	—
Class I	(235,994)	—
Total distributions to shareholders	(2,241,083)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	381,636,494	20,260,944
Class A	246,992,460	17,091,794
Class C	49,265,526	2,190,451
Class I	134,137,733	1,950,847
Net asset value of shares issued in reinvestment of distributions:
Class N	806,193	—
Class A	717,903	—
Class C	161,404	—
Class I	165,725	—
Payments for shares repurchased:
Class N	(145,812,280)	(10,820,434)
Class A	(40,327,711)	(6,309,544)
Class C	(2,903,278)	(542,104)
Class I	(29,346,514)	(428,533)
Net increase in net assets from shares of beneficial interest	595,493,655	23,393,421

See accompanying notes to financial statements.

19

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E G I L E A D F U N D
Statements of Changes in Net Assets June 30, 2014

	For the Year Ended	For the Year Ended
	June 30, 2014	June 30, 2013
TOTAL INCREASE IN NET ASSETS	$661,208,847	$36,504,628

NET ASSETS
Beginning of Year	64,952,621	28,447,993
End of Year *	726,161,468	64,952,621
*Includes accumulated net investment loss of:	(895,741)	(211,559)

SHARE ACTIVITY
Class N:
Shares Sold	16,566,393	1,317,499
Shares Reinvested	36,413	—
Shares Repurchased	(6,357,383)	(726,982)
Net increase in shares of beneficial interest outstanding	10,245,423	590,517

Class A:
Shares Sold	10,771,788	1,070,623
Shares Reinvested	32,470	—
Shares Repurchased	(1,759,264)	(414,110)
Net increase in shares of beneficial interest outstanding	9,044,994	656,513

Class C:
Shares Sold	2,232,315	139,382
Shares Reinvested	7,553	—
Shares Repurchased	(132,041)	(37,109)
Net increase in shares of beneficial interest outstanding	2,107,827	102,273

Class I:
Shares Sold	5,796,376	111,844
Shares Reinvested	7,428	—
Shares Repurchased	(1,303,803)	(28,590)
Net increase in shares of beneficial interest outstanding	4,500,001	83,254

See accompanying notes to financial statements.

20

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E H E A LT H C A R E & L I F E S C I E N C E S F U N D
Statements of Changes in Net Assets June 30, 2014

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 **
FROM OPERATIONS
Net investment loss	$(851,019)	$(18,542)
Net realized loss from investments	(3,231,023)	(129,690)
Net change in unrealized appreciation on investments	9,737,814	506,065
Net increase in net assets resulting from operations	5,655,772	357,833

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	21,892,293	692,334
Class A	64,559,307	2,764,164
Class C	11,678,224	523,666
Class I	24,183,652	1,835,899
Redemption fee proceeds:
Class N	17,799	—
Class A	64,603	—
Class C	11,491	—
Class I	23,745	—
Payments for shares repurchased:
Class N	(6,971,391)	(116,388)
Class A	(5,916,849)	(75,402)
Class C	(675,177)	—
Class I	(2,092,812)	(26,126)
Net increase in net assets from shares of beneficial interest	106,774,885	5,598,147

See accompanying notes to financial statements.

21

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E H E A LT H C A R E & L I F E S C I E N C E S F U N D
Statements of Changes in Net Assets June 30, 2014

	For the Year Ended	For the Period Ended
	June 30, 2014	June 30, 2013 **
TOTAL INCREASE IN NET ASSETS	$112,430,657	$5,955,980

NET ASSETS
Beginning of Period	5,955,980	—
End of Period *	118,386,637	5,955,980
*Includes accumulated net investment loss of:	(696,111)	(18,532)

SHARE ACTIVITY
Class N:
Shares Sold	1,260,407	61,725
Shares Repurchased	(419,981)	(9,651)
Net increase in shares of beneficial interest outstanding	840,426	52,074

Class A:
Shares Sold	3,803,517	231,689
Shares Repurchased	(357,310)	(6,653)
Net increase in shares of beneficial interest outstanding	3,446,207	225,036

Class C:
Shares Sold	703,017	44,712
Shares Repurchased	(42,913)	—
Net increase in shares of beneficial interest outstanding	660,104	44,712

Class I:
Shares Sold	1,473,025	157,426
Shares Repurchased	(131,499)	(2,175)
Net increase in shares of beneficial interest outstanding	1,341,526	155,251

**	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

See accompanying notes to financial statements.

22

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class N) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the years presented:

Class N

	Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended	Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2014		2013		2012		2011	2010
Net asset value, beginning of year	$18.47		$13.62		$14.89		$10.25	$9.66

Activity from investment operations:
Net investment loss	(0.10	) [1]	(0.10	) [1]	(0.16	) [1]	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	6.53		4.95		(0.48)		5.02	0.77
Total from investment operations	6.43		4.85		(0.64)		4.88	0.69

Less distributions from:
Net realized gains	(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of year	$24.74		$18.47		$13.62		$14.89	$10.25

Total return [2]	34.92%		35.61%		(3.91)%		47.93%	7.00%

Net assets, at end of year (000s)	$290,591		$27,722		$12,400		$9,935	$4,858

Ratio of gross expenses to average net assets before expense reimbursement or recapture [3,4,5]	1.43%		1.73%		2.04%		2.57%	4.12%
Ratio of net expenses to average net assets after expense reimbursement or recapture [4,5]	1.50%		1.62%		1.63%		1.67%	1.63%
Ratio of net investment loss to average net assets [4,5,6]	(0.43)%		(0.65)%		(1.18)%		(1.08)%	(1.00)%

Portfolio Turnover Rate	17%		91%		257%		487%	398%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, and 0.00% for the year ended June 30, 2010 attributable to dividends on securities sold short.

6.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

23

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class A) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the periods presented:

Class A
	Year		Year		Year		Year	Period
	Ended		Ended		Ended		Ended	Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2014		2013		2012		2011	2010 [1]
Net asset value, beginning of period	$18.44		$13.61		$14.89		$10.25	$9.69

Activity from investment operations:
Net investment loss	(0.11	) [2]	(0.11	) [2]	(0.16	) [2]	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	6.52		4.94		(0.49)		4.95	0.71
Total from investment operations	6.41		4.83		(0.65)		4.88	0.66

Less distributions from:
Net realized gains	(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$24.69		$18.44		$13.61		$14.89	$10.25

Total return [3]	34.87%		35.49%		(3.97)%		47.93%	6.67	% [6]

Net assets, at end of period (000s)	$263,436		$29,929		$13,148		$4,054	$349

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5,8]	1.48%		1.78%		2.07%		2.62%	3.60	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,8]	1.55%		1.67%		1.68%		1.72%	1.67	% [7]
Ratio of net investment loss to average net assets [5,8,9]	(0.46)%		(0.70)%		(1.22)%		(1.21)%	(1.22	)% [7]

Portfolio Turnover Rate	17%		91%		257%		487%	398	% [6]

1.	The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

9.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

24

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class C) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the periods presented:

Class C
	Year		Year		Year		Year	Period
	Ended		Ended		Ended		Ended	Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2014		2013		2012		2011	2010 [1]
Net asset value, beginning of period	$17.91		$13.31		$14.69		$10.19	$9.69

Activity from investment operations:
Net investment loss	(0.27	) [2]	(0.22	) [2]	(0.26	) [2]	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investments	6.29		4.82		(0.49)		4.91	0.67
Total from investment operations	6.02		4.60		(0.75)		4.74	0.60

Less distributions from:
Net realized gains	(0.16)		—		(0.63)		(0.24)	(0.10)
Total distributions	(0.16)		—		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$23.77		$17.91		$13.31		$14.69	$10.19

Total return [3]	33.72%		34.56%		(4.73)%		46.83%	6.05	% [6]

Net assets, at end of period (000s)	$54,891		$3,599		$1,314		$878	$291

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5,8]	2.23%		2.53%		2.83%		3.37%	4.30	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,8]	2.30%		2.42%		2.43%		2.47%	2.42	% [7]
Ratio of net investment loss to average net assets [5,8,9]	(1.20)%		(1.45)%		(1.99)%		(1.89)%	(1.96	)% [7]

Portfolio Turnover Rate	17%		91%		257%		487%	398	% [6]

1.	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

9.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

25

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  G I L E A D  F U N D

Financial Highlights (Class I) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the periods presented:

Class I
	Year		Year		Year		Year	Period
	Ended		Ended		Ended		Ended	Ended
	June 30,		June 30,		June 30,		June 30,	June 30,
	2014		2013		2012		2011	2010 [1]
Net asset value, beginning of period	$18.59		$13.68		$14.93		$10.26	$11.46

Activity from investment operations:
Net investment loss	(0.05	) [2]	(0.08	) [2]	(0.13	) [2]	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	6.57		4.99		(0.49)		5.01	(1.17)
Total from investment operations	6.52		4.91		(0.62)		4.91	(1.20)

Less distributions from:
Net realized gains	(0.16)		—		(0.63)		(0.24)	—
Total distributions	(0.16)		—		(0.63)		(0.24)	—

Net asset value, end of period	$24.95		$18.59		$13.68		$14.93	$10.26

Total return [3]	35.18%		35.89%		(3.76)%		48.18%	(10.47	)% [6]

Net assets, at end of period (000s)	$117,243		$3,703		$1,586		$1,159	$758

Ratio of gross expenses to average net assets before expense reimbursement or recapture [4,5,8]	1.23%		1.53%		1.87%		2.37%	3.20	% [7]
Ratio of net expenses to average net assets after expense reimbursement or recapture [5,8]	1.30%		1.42%		1.43%		1.47%	1.42	% [7]
Ratio of net investment loss to average net assets [5,8,9]	(0.20)%		(0.48)%		(1.01)%		(0.91)%	(0.99	)% [7]

Portfolio Turnover Rate	17%		91%		257%		487%	398	% [6]

1.	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

9.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests..

See accompanying notes to financial statements.

26

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class N) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the periods presented:

Class N
	Year	Period
	Ended	Ended
	June 30,	June 30,
	2014	2013 [1]
Net asset value, beginning of period	$12.50	$10.00

Activity from investment operations:
Net investment loss [2]	(0.26)	(0.09)
Net realized and unrealized gain on investments	5.25	2.59
Total from investment operations	4.99	2.50

Paid-in-Capital From Redemption Fees [2]	0.04	—

Net asset value, end of period	$17.53	$12.50

Total return [3]	40.24%	25.00	% [6]

Net assets, at end of period (000s)	$15,646	$651

Ratio of gross expenses to average net assets [4,5]	1.69%	9.50	% [7]
Ratio of net expenses to average net assets [5]	1.63%	1.63	% [7]
Ratio of net investment loss to average net assets [5,8]	(1.52)%	(1.53	)% [7]

Portfolio Turnover Rate	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

27

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class A) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the periods presented:

Class A
	Year	Period
	Ended	Ended
	June 30,	June 30,
	2014	2013 [1]
Net asset value, beginning of period	$12.48	$10.00

Activity from investment operations:
Net investment loss [2]	(0.26)	(0.10)
Net realized and unrealized gain on investments	5.24	2.58
Total from investment operations	4.98	2.48

Paid-in-Capital From Redemption Fees [2]	0.04	—

Net asset value, end of period	$17.50	$12.48

Total return [3]	40.22%	24.80	% [6]

Net assets, at end of period (000s)	$64,239	$2,808

Ratio of gross expenses to average net assets [4,5]	1.74%	9.55	% [7]
Ratio of net expenses to average net assets [5]	1.68%	1.68	% [7]
Ratio of net investment loss to average net assets [5,8]	(1.57)%	(1.56	)% [7]

Portfolio Turnover Rate	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

28

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class C) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the periods presented:

Class C
	Year	Period
	Ended	Ended
	June 30,	June 30,
	2014	2013 [1]
Net asset value, beginning of period	$12.44	$10.00

Activity from investment operations:
Net investment loss [2]	(0.38)	(0.14)
Net realized and unrealized gain on investments	5.21	2.58
Total from investment operations	4.83	2.44

Paid-in-Capital From Redemption Fees [2]	0.04	—

Net asset value, end of period	$17.31	$12.44

Total return [3]	39.15%	24.40	% [6]

Net assets, at end of period (000s)	$12,201	$556

Ratio of gross expenses to average net assets [4,5]	2.49%	10.30	% [7]
Ratio of net expenses to average net assets [5]	2.43%	2.43	% [7]
Ratio of net investment loss to average net assets [5,8]	(2.32)%	(2.31	)% [7]

Portfolio Turnover Rate	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

29

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  H E A L T H C A R E  &  L I F E  S C I E N C E S  F U N D

Financial Highlights (Class I) June 30, 2014

Per share data and ratios for a share of beneficial interest outstanding throughout each of the periods presented:

Class I
	Year	Period
	Ended	Ended
	June 30,	June 30,
	2014	2013 [1]
Net asset value, beginning of period	$12.50	$10.00

Activity from investment operations:
Net investment loss [2]	(0.22)	(0.08)
Net realized and unrealized gain on investments	5.25	2.58
Total from investment operations	5.03	2.50

Paid-in-Capital From Redemption Fees [2]	0.04	—

Net asset value, end of period	$17.57	$12.50

Total return [3]	40.56%	25.00	% [6]

Net assets, at end of period (000s)	$26,301	$1,941

Ratio of gross expenses to average net assets [4,5]	1.49%	9.30	% [7]
Ratio of net expenses to average net assets [5]	1.43%	1.43	% [7]
Ratio of net investment loss to average net assets [5,8]	(1.32)%	(1.33	)% [7]

Portfolio Turnover Rate	33%	41	% [6]

1.	The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

2.	Per share amounts calculated using the average shares method.

3.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

4.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

5.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

6.	Not annualized.

7.	Annualized.

8.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

30

E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  F U N D S

Notes to Financial Statements June 30, 2014

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the "Trust"), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act"). The Trust currently consists of twenty-eight series. These financial statements include the following series: Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund (each a “Fund” or collectively the “Funds”). The Eventide Gilead Fund is registered as a diversified fund and the Even-tide Healthcare & Life Sciences Fund is registered as a non-diversified fund. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

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E V E N T I D E F U N D S Annual Report 30 June 2014

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Funds’ assets measured at fair value:

Eventide Gilead Fund Assets
		Level 2
	Level I	(Other Significant
Security Classifications [a]	(Quoted Prices)	Observable Inputs)		Totals
Common Stock [b]	$607,284,377	$4,999,436		$612,283,813
Warrants	—	—	[c]	—	[c]
Real Estate Investment Trusts (REITs)	19,948,520	—		19,948,520
Corporate Bonds	—	265,000		265,000
Short-Term Investments	95,889,875	—		95,889,875
Total	$723,122,772	$5,264,436		$728,387,208

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E V E N T I D E F U N D S Annual Report 30 June 2014

Eventide Healthcare & Life Sciences Fund Assets
		Level 2
	Level I	(Other Significant
Security Classifications [a]	(Quoted Prices)	Observable Inputs)	Totals
Common Stocks(b)	$108,123,349	—	$108,123,349
Short-Term Investments	11,947,504	—	11,947,504
Total	$120,070,853	—	$120,070,853

a.	As of and during the year ended June 30, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented for the Funds. It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

b.	For a detailed break-out of common stocks by industry, by please refer to the Portfolios of Investments.

c.	Warrant held at June 30, 2014 was fair valued at $0.

b) Federal Income Tax — The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2014, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2014, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period and years ended June 30, 2011, June 30, 2012, June 30, 2013 and June 30, 2014) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c) Distribution to Shareholders — Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

d) Multiple Class Allocations — Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e) Other — Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Commitments and Contingencies — In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the

33

E V E N T I D E F U N D S Annual Report 30 June 2014

Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h) Redemption Fees and Sales Charges (loads) — A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Prior to November 1, 2013, Class C has contingent deferred sales charge (“CDSC”) of 1.00% and is imposed in the event of certain redemption transactions within one year following each investment. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2014, there were redemption fees of $0 paid to the Eventide Gilead Fund and there were $0 in CDSC fees paid to the Manager. For the year ended June 30, 2014, there were redemption fees of $117,638 paid to the Eventide Healthcare & Life Sciences Fund and there were $0 in CDSC fees paid to the Manager.

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Eventide Gilead Fund	$557,717,426	$57,761,663
Eventide Healthcare & Life Sciences Fund	$113,063,666	$17,098,859

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide Asset Management, LLC. acts as investment manager to the Funds pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2014, management fees of $3,700,701 and $584,429 were incurred by the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42% and 1.43% of average daily net assets for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, through October 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

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E V E N T I D E F U N D S Annual Report 30 June 2014

For the year ended June 30, 2014, the Manager recaptured fees of $244,999 from the Eventide Gilead Fund and waived management fees of $36,266 for the Eventide Healthcare & Life Sciences Fund. As of June 30, 2014, the Manager has waived/reimbursed expenses of the Eventide Healthcare & Life Sciences Fund that may be recovered no later than June 30 for the years indicated below:

	2016	2017
Eventide Healthcare & Life Sciences Fund	$54,272	$36,266

The Eventide Gilead Fund recaptured all possible reimbursed expenses and did not waive any further expenses during the year ended June 30, 2014.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2014, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund incurred $204,472 and $51,967 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. Prior to April 1, 2014 Trustees received a quarterly retainer of $250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Advisor for the sale of Class C shares.

For the year ended June 30, 2014, the Eventide Gilead Fund received $289,394 and Eventide Healthcare & Life Sciences received $99,081 in underwriter commissions from the sale of shares of the Fund.

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E V E N T I D E F U N D S Annual Report 30 June 2014

4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2014 was as follows:

	Long-Term Capital Gains	Total
Eventide Gilead Fund	$2,241,083	$2,241,083

There were no distributions for the fiscal year ended June 30, 2013 for the Eventide Gilead Fund. There were no distributions for the fiscal year/period ended June 30, 2013 or June 30, 2014 for the Eventide Healthcare & Life Sciences Fund.

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed	Capital Loss	Other Book/	Post October	Unrealized	Accumulated
	Ordinary	Long-Term	Carry	Tax	Loss and Late	Appreciation/	Earnings/
	Income	Capital Gains	Forwards	Differences	Year Loss	(Depreciation)	(Deficits)
Eventide Gilead Fund	—	$1,338,313	—	—	$(1,763,252)	$81,817,581	$81,392,642

Eventide Healthcare & Life Sciences Fund	—	—	(203,954)	—	(3,632,707)	10,023,716	6,187,055

The difference between book basis and tax basis unrealized appreciation, accumulated net investment losses and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for real estate investment trusts, corporations and passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Eventide Gilead Fund	$1,763,252
Eventide Healthcare & Life Sciences Fund	$686,111

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Eventide Healthcare & Life Sciences Fund incurred and elected to defer such capital losses of $2,936,596.

At June 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

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E V E N T I D E F U N D S Annual Report 30 June 2014

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Eventide Gilead Fund	—	—	—
Eventide Healthcare & Life Sciences Fund	$203,954	—	$203,954

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, and adjustments for grantor trusts and corporations resulted in reclassification for the year ended June 30, 2014 for the Funds as follows:

		Accumulated	Accumulated Net
		Net Investment	Realized Gain (Loss) from
	Paid in Capital	Income (Loss)	Security Transaction
Eventide Gilead Fund	$(1,064,935)	$1,059,505	$5,430
Eventide Healthcare & Life Sciences Fund	$(173,440)	$173,440	—

(5)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

(6)	OTHER RECEIVABLE

The Statement of Assets and Liabilities of the Eventide Gilead Fund includes a receivable due from Car Charging Group, Inc. (“CCGI”), a series of unregistered shares that is being assessed partial liquidated damages for violating their December 9, 2013 Registration Rights Agreement (the “Agreement”). The partial liquidated damages are being assessed for violating two sections of the Agreement. As per the Agreement with the Eventide Gilead Fund, CCGI must pay the Fund for both the delay in the registration filing and a delay in the registration being completed. The partial liquidated damages assessed were deemed to be $217,857 as of June 30, 2014 but are ongoing and will continue to accrue until the total partial liquidated damages reach $500,000. The CCGI holding is unregistered and deemed to be restricted as to their resale and therefore deemed to be illiquid. As of June 30, 2014 the CCGI holding represents 0.7% of Total Net Assets.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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E V E N T I D E F U N D S Annual Report 30 June 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust
and the Shareholders of Eventide Gilead Fund
and Eventide Healthcare & Life Sciences Fund

We have audited the accompanying statement of assets and liabilities of Eventide Gilead Fund, a series of shares of beneficial interest in Mutual Fund Series Trust, including the portfolio of investments, as of June 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods present-ed in the five-year period then ended. We have also audited the accompanying statement of assets and liabilities of Eventide Healthcare & Life Sciences Fund, a series of shares of beneficial interest in Mutual Fund Series Trust, including the portfolio of investments, as of June 30, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period December 27, 2012 (commencement of operations) through June 30, 2013. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2014 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund as of June 30, 2014, and the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2014

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  F U N D S

Additional Information (Unaudited) June 30, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file the complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Consideration and Renewal of Management Agreement with Eventide Asset Management, LLC with respect to the Eventide Gilead Fund

In connection with the regular meeting held on May 15, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Eventide Asset Management, LLC (“Eventide”), with respect to the Eventide Gilead Fund (the “Fund”), (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement with Eventide with respect to the Fund, the Trustees reviewed materials prepared by Eventide (“Eventide 15c Response”) and noted that Eventide is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

As to the nature, extent and quality of the services provided by Eventide to the Fund, the Trustees reviewed Eventide’s 15(c) Response, which provided an overview of the services provided by Eventide, as well as information on the personnel and compliance program of Eventide. The Board noted Eventide’s compliance monitoring program to ensure that Eventide adheres to its socially responsible mandate, and dedication to the overall shareholder service experience. The Board discussed Eventide’s position as a socially responsible fund and adherence to its mission. The Trustees then reviewed the nature of Eventide’s operations. The Board discussed Eventide’s proprietary portfolio management methodology and acknowledged the strong emphasis placed and time spent by Eventide’s portfolio management team on researching stocks. The Trustees noted Eventide’s marketing efforts and the Fund’s substantial growth in assets over the past year. The Trustees concluded that they were very pleased with the quality of services provided by Eventide.

As to the Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, five-year and since inception periods ended March 31, 2014 as compared to the performance of a group of similarly managed funds, and the Morningstar Mid Cap Growth Category for the one-year and five-year periods ended March 31, 2014. The Board noted that the Fund had outperformed its peer group and the Morningstar Mid Cap Growth Category for each of the periods indicated. The Trustees agreed that Eventide is skilled in evaluating the potential companies. The Board then referred to the reports contained under Quarterly

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E V E N T I D E F U N D S Annual Report 30 June 2014

Performance section of the meeting materials and further noted that the Fund had consistently outperformed both the Russell Midcap Growth Fund Index and the S&P 500 since its inception. The Board noted that the Fund has been recognized in the industry as a top performer. The Board concluded that the performance of Eventide was impressive.

The Board considered the profits realized by Eventide in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that Eventide receives some benefits from the Fund in addition to the advisory fee and that in 2013, it began recapturing amounts previously waived and/or reimbursed in accordance with the expense limitation agreement in effect between the Trust and Eventide. The Board discussed Eventide’s profit margins, stating that it was meaningful, however noting that the analysis did not take incorporate the portfolio managers’ salary because of his equity position in the firm, and if an estimated salary was included, profits would be reduced. The Board stated that if the Fund continued to experience significant growth in assets, the estimates of profit will also change. After discussion the Trustees concluded that in light of the services provided, Eventide had not excessively profited from its relationship with the Fund and the Board will monitor profits annually to ensure that Eventide is not profiting excessively.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund. The Board noted that the Fund’s management fee was at the top of the high/ low range in management fees paid by its peer group. The Trustees further noted that the Fund’s advisory fee is above the Morningstar Mid Cap Growth Fund category average and at the high end of the high/low range in fees paid by the funds in Category. The Board also considered that the total expense ratio was both higher than its peer group average as well as the Morningstar category average. The Board further noted that the expense ratio set forth in the Empiric 15c Response for comparison was derived from the Fund’s November 1, 2013 prospectus, calculated as of June 30, 2013 when the Fund’s asset size was significantly smaller and did not enjoy the current economies of scale. The Trustees discussed the expertise, active management and extensive research provided by Eventide to the Fund and concluded that, in light of these services, the Fund’s management fees were reasonable.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels but that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Fund’s shareholders if the Fund experiences substantial growth in assets. The Board noted that although no breakpoints were present, the growth of assets have led to reduced expenses for all shareholders of the fund. The Trustees noted that Eventide agreed it would consider breakpoints when the Fund passes a certain asset level. After discussion, it was the consensus of the Board that although the Fund experienced significant growth in recent months, it is still relatively small by industry standards, and economies of scale would be revisited if the Fund’s size continues to materially increase.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Eventide is in the best interests of the Eventide Fund and its shareholders.

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E  F U N D S

Expense Examples (Unaudited) June 30, 2014

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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E V E N T I D E F U N D S Annual Report 30 June 2014

					Hypothetical
			Actual		(5% return before expenses)
	Funds’	Beginning	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period*	Account Value	During Period
	Expense Ratio	1/1/14	6/30/14		6/30/14
Eventide Gilead Fund
Class N	1.43%	$1,000.00	$1,102.10	$7.45	$1,017.70	$7.15
Class A	1.48%	$1,000.00	$1,102.20	$7.71	$1,017.46	$7.40
Class C	2.22%	$1,000.00	$1,097.90	$11.55	$1,013.79	$11.08
Class I	1.23%	$1,000.00	$1,103.10	$6.41	$1,018.70	$6.16
Eventide Healthcare &
Life Sciences Fund
Class N	1.63%	$1,000.00	$1,078.80	$8.40	$1,016.71	$8.15
Class A	1.67%	$1,000.00	$1,078.30	$8.61	$1,016.51	$8.35
Class C	2.42%	$1,000.00	$1,074.50	$12.45	$1,012.79	$12.08
Class I	1.43%	$1,000.00	$1,079.20	$7.37	$1,017.70	$7.15

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E F U N D S
Additional Information (Unaudited) June 30, 2014

Disinterested Trustees
Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright St., Omaha, NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Property, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	35	Variable Insurance Trust since 2010

Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha, NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	35	Variable Insurance Trust since 2010

Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	35	Variable Insurance Trust since 2010

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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E F U N D S
Additional Information (Unaudited) June 30, 2014

Interested Trustee*** and Officers
Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 7/2006; President since 2/2012; Secretary since 2/2013	Managing Member and Chief Compliance Officer, Catalyst Capital Advisors LLC, 1/2006- present; Member and Chief Compliance Officer, AlphaCentric Advisors LLC, 2/2014 to Present; President, MFund Distributors LLC, 10/2012-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998-present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	35	Variable Insurance Trust since 2010

Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation 2002 to 2007.	N/A	N/A

Aaron Smith 80 Arkay Drive. Hauppauge, NY 11788 Year of Birth: 1974	Assistant Treasurer	Since Nov-13	Manager - Fund Admin- istration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012; Mutual Fund Accounting Super- visor, Morgan Stanley, 1998-2007.	N/A	N/A
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E V E N T I D E F U N D S Annual Report 30 June 2014

E V E N T I D E F U N D S
Additional Information (Unaudited) June 30, 2014

Interested Trustee*** and Officers
Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Brian Curley 80 Arkay Drive. Hauppauge, NY 11788 Year of Birth: 1970	Assistant Treasurer	Since Nov-13	Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).	N/A	N/A

Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Fl. New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer	Since Jul-12	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present.	N/A	N/A

Jennifer A. Bailey 22 High Street Huntington, NY 11743 Year of Birth: 1968	Secretary	Since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010; Attorney, Law Offices of Thomas J. Bailey, 7/2007 to 12/2008; Consultant/ Senior Counsel, BISYS Fund Services, 9/2002 to 7/2007.	N/A	N/A

Steve Troche 80 Arkay Drive. Hauppauge, NY 11788	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A

*	The term of office of each Trustee is indefinite.

**	The ‘Fund Complex’ includes the Trust and Variable Insurance Trust, a registered open-end investment company.

***	The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Fund advisor.
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E V E N T I D E F U N D S Annual Report 30 June 2014

P R I V A C Y  N O T I C E

Mutual Fund Series Trust (Revised June 2011)

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes — information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
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E V E N T I D E F U N D S Annual Report 30 June 2014

P R I V A C Y  N O T I C E

Mutual Fund Series Trust (Revised June 2011)

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

Questions?	Call 1-866-447-4228
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E V E N T I D E F U N D S Annual Report 30 June 2014

M U T U A L  F U N D  S E R I E S  T R U S T

17605 Wright Street

Omaha, NE 68130

MANAGER

Eventide Asset Management, LLC

60 State Street, Suite 700

Boston, MA 02109

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2014	2013
Eventide Gilead Fund	11,965	12,035
Eventide Healthcare & Life Sciences Fund	12,547	12,453

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2014	2013
Eventide Gilead Fund	2,000	2,000
Eventide Healthcare & Life Sciences Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2014 and 2013 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2014 and 2013 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: September 8, 2014